Leasing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Capital Lease Assets Recorded within Property, Plant and Equipment

Capital lease assets recorded within Property, Plant and Equipment at December 31, 2012 and 2011, in millions of dollars, are comprised of the following:

	Original Cost	Accumulated Amortization	Net Book Value
At December 31, 2012
Transmission	$76	$37	$39
Distribution	76	37	39
General	3	3	—

Total	$155	$77	$78

At December 31, 2011
Transmission	$76	$33	$43
Distribution	76	33	43
General	3	3	—

Total	$155	$69	$86